SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Feb. 28, 2013
Trade name
Acquired intangible assets, net
Amortization period	10 years
Copy rights
Acquired intangible assets, net
Amortization period	5 years
Student base
Acquired intangible assets, net
Amortization period	3 years 6 months
Partnership agreement | Minimum
Acquired intangible assets, net
Amortization period	2 years 7 months 6 days
Partnership agreement | Maximum
Acquired intangible assets, net
Amortization period	3 years 6 months
Domain names
Acquired intangible assets, net
Amortization period	3 years
Non-compete agreement | Minimum
Acquired intangible assets, net
Amortization period	2 years
Non-compete agreement | Maximum
Acquired intangible assets, net
Amortization period	3 years
Education license | Minimum
Acquired intangible assets, net
Amortization period	10 months 24 days
Education license | Maximum
Acquired intangible assets, net
Amortization period	2 years